Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net income	$ 63,351		$ 62,895		$ 56,152
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Proceeds from sales of loans held for sale	549,079		1,283,741		1,478,908
Disbursements for loans held for sale	(514,244)		(1,210,897)		(1,438,982)
Provision for credit losses	5,341	[1]	(1,928)	[2]	12,463	[2]
Deferred income tax (benefit) expense	(359)		1,912		(2,130)
Net deferred loan fees (costs)	(4,155)		(7,857)		1,686
Net depreciation, amortization of intangible assets and premiums and accretion of discounts on securities, loans and interest bearing deposits - time	10,827		12,130		9,161
Net gains on mortgage loans	(6,431)		(35,880)		(62,560)
Net (gains) losses on securities available for sale	275		(1,411)		(267)
Share based compensation	2,143		1,947		1,980
Increase in accrued income and other assets	(25,843)		(11,669)		(7,966)
Increase in accrued expenses and other liabilities	14,648		17,171		10,239
Total Adjustments	31,281		47,259		2,532
Net Cash From Operating Activities	94,632		110,154		58,684
CASH FLOW USED IN INVESTING ACTIVITIES
Proceeds from the sale of securities available for sale	70,523		85,371		38,095
Proceeds from maturities, prepayments and calls of securities available for sale	167,550		375,723		306,691
Proceeds from maturities, prepayments and calls of securities held to maturity	21,964		0		0
Purchases of securities available for sale	(137,550)		(824,348)		(859,068)
Purchases of securities held to maturity	(2,658)		0		0
Proceeds from the maturity of interest bearing deposits - time	0		0		350
Proceeds from the redemption of Federal Home Loan Bank stock	774		0		0
Purchase of Federal Home Loan Bank stock	0		0		(68)
Net increase in portfolio loans (loans originated, net of principal payments)	(605,902)		(205,539)		(41,861)
Proceeds from the sale of portfolio loans	63,397		10,032		2,395
Proceeds from the sale of other real estate and repossessed assets	723		1,004		1,367
Proceeds from bank-owned life insurance	433		467		1,441
Proceeds from the sale of property and equipment	1,833		63		1,133
Capital expenditures	(5,679)		(5,837)		(4,383)
Net Cash Used In Investing Activities	(424,592)		(563,064)		(553,908)
CASH FLOW FROM FINANCING ACTIVITIES
Net increase in total deposits	261,979		479,735		600,628
Net increase (decrease) in other borrowings	60,997		(3)		(24,994)
Proceeds from Federal Home Loan Bank advances	290,000		100,000		239,254
Payments of Federal Home Loan Bank advances	(295,000)		(100,000)		(272,910)
Proceeds from issuance of subordinated debt, net of issuance costs	0		0		39,236
Dividends paid	(18,565)		(18,155)		(17,618)
Proceeds from issuance of common stock	77		61		15
Repurchase of common stock	(4,010)		(17,269)		(14,231)
Share based compensation withholding obligation	(620)		(691)		(755)
Net Cash From (Used In) Financing Activities	294,858		443,678		548,625
Net Increase (Decrease) in Cash and Cash Equivalents	(35,102)		(9,232)		53,401
Cash and cash equivalents at beginning of year	109,473		118,705		65,304
Cash and cash equivalents at end of year	74,371		109,473		118,705
Cash paid during the year for
Interest	17,657		8,419		16,912
Income taxes	10,040		14,059		15,500
Transfers to other real estate and repossessed assets	719		253		332
Transfer of securities available for sale to held to maturity	391,618		0		0
Transfer of mortgage loans to held for sale	20,367		34,811		0
Securitization of portfolio loans	0		0		26,324
Right of use assets obtained in exchange for lease obligations	791		283		1,587
Purchase of securities available for sale not yet settled	$ 0		$ 0		$ 1,000

[1]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.
[2]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.